Note 5 - Leases (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Lessee, Operating Lease, Supplemental Cash Flows Information [Table Text Block]
Supplemental Cash Flows Information, twelve months ended December 31	2025

Cash paid for amounts included in the measurement of operating lease liabilities	$68,698
Right-of-use assets obtained in exchange for operating lease obligation	$88,602

Weighted Average Remaining Operating Lease Term	6 years
Weighted Average Discount Rate	6.6%

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Future minimum operating lease payments under non-cancellable leases as of December 31, 2025 were as follows:

2026	$76,344
2027	66,862
2028	57,514
2029	46,652
2030	33,180
Thereafter	93,314
Total future minimum lease payments	373,866
Less imputed interest	(72,160)
Total	301,706